RIGHT-OF-USE ASSETS (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Land and buildings [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Land and buildings [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, property, plant and equipment	12 years
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life measured as period of time, property, plant and equipment	3 years